Expense Example - Token Shares [Member] - Stablecoin Reserves Fund - Institutional Shares	Oct. 22, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year
Expense Example, with Redemption, 3 Years